Acquisitions and Divestments (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Pro Forma Financial Information Presents Combined Consolidated Results of Operations

The following unaudited pro forma financial information presents combined consolidated results of operations for each of the fiscal years presented, as if Freescale had been acquired as of January 1, 2014:

	2015	2014
Revenue	9,850	9,904
Net income (loss) attributable to stockholders	(84)	(277)

Net income (loss) per common share attributable to stockholders:
- Basic	(0.25)	(0.81)
- Diluted	(0.25)	(0.81)

Schedule of Total Purchase Price

The total purchase price amounts to $11,639 million and consisted of the following:

Cash payment of $6.25 per Freescale common share	1,948
Total value of NXP ordinary shares delivered	9,449
Value of NXP restricted share units delivered to holders of Freescale restricted share units and performance-based restricted share units	157
Value of NXP stock options delivered to holders of Freescale stock options	85

Total purchase price		11,639

Allocation of Purchase Price

The allocation of the purchase price is as follows:

Total purchase price		11,639
Estimated fair value of net tangible assets acquired and liabilities assumed:
Cash and cash equivalents	427
Accounts receivable, net	511
Inventories, net	1,280
Other current assets	93
Property, plant and equipment	1,827
Other non-current assets	64
Accounts payable, accrued liabilities and other current liabilities	(714)
Deferred taxes	(2,292)
Other long-term liabilities	(329)
Long-term debt	(5,091)

		(4,224)

Fair Value (and Useful Lives) of Identified Intangible Assets Acquired

Fair value (and useful lives) of identified intangible assets acquired:

Customer relationships (included in customer-related) (19 years)	764
Developed technology (included in technology-based) (5 years)	5,371
Sales order backlog (included in marketing-related) (1 year)	190
Trade name (included in marketing-related) (5 years)	81
In-process research and development*	2,017
Other	41

		8,464
Goodwill		7,399

*	Acquired IPR&D is an intangible asset classified as an indefinite lived asset until the completion or abandonment of the associated research and development effort. IPR&D will be amortized over an estimated useful life to be determined at the date the associated research and development effort is completed, or expensed immediately when, and if, the project is abandoned. Acquired IPR&D is not amortized during the period that it is considered indefinite lived, but rather is subject to annual testing for impairment or when there are indicators for impairment.